Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities - Divestitures and sale of debt securities (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	€ 94,191	€ 104,390	€ 134,423
Cash consideration	94,191	104,390	134,423
Divestitures
Proceeds from divestitures, net of cash disposed, and sale of debt securities	301,610	910,911	326,696
Cash portion of proceeds from divestitures and sale of debt securities and equity investments	285,637	704,883	261,796
Non-cash portion of proceeds from divestitures and sale of debt securities and equity investments	15,973	206,028	64,900
Current assets divested	138,892	746,181	119,709
Cash divested	5,025	13,622	33,151
Non-current assets divested	46,755	326,525	402,702
Current liabilities divested	35,605	352,869	53,015
Non-current liabilities divested	€ 30,021	€ 213,743	€ 26,491